Income Taxes (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 13. Income Taxes
The Company’s effective tax rate for the three and nine months ended September 30, 2024 respectively, was zero percent. The effective tax rate may vary significantly from period to period and can be influenced by many factors. These factors include, but are not limited to, changes to the statutory rates in the jurisdictions where the Company has operations and changes in the valuation of deferred tax assets and liabilities. The difference between the effective tax rate and the federal statutory rate of 21% primarily relates to certain nondeductible items, state and local income taxes, the absence of current income tax, and a full valuation allowance for deferred tax assets.

Note 13. Income Taxes
The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022:

(in thousands)	December 31, 2023		December 31, 2022
Tax provision (benefit) at U.S. statutory rate	$(14,473)	21.0%	$(20,042)	21.0%
State income taxes, net of federal benefit	$(6,694)	9.7%	$11,113	(11.6)%
Non-deductible expenses	261	(0.4)%	(60)	0.1%
Change in value of equity instruments	(118)	0.2%	(1,089)	1.1%
Deferred adjustments	(56)	0.1%	(143)	0.2%
Other	(172)	0.3%	—	—%
Research and development credits	(274)	0.4%	(1,085)	1.1%
IRC Sec. 174	217	(0.3)%	—	—%
Uncertain tax positions	69	(0.1)%	276	(0.3)%
Change in valuation allowance	21,240	(30.8)%	11,030	(11.6)%
	$—	—%	$—	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$37,037	$16,562
Start-up and Organization Costs	16,913	16,965
Capitalized research and development credits	10,943	17,922
Intangibles	6,703	22
Stock-based compensation	4,972	3,072
Research and development credits	4,842	4,595
Operating lease obligations	1,375	1,534
Accrued expenses and reserves	621	1,710
Property and equipment	233	173
Other	1	1
Total deferred tax assets before valuation allowance	83,640	62,556

(in thousands)	December 31, 2023	December 31, 2022
Valuation allowance	(82,440)	(61,200)
Total deferred tax assets	$1,200	$1,356
Deferred Tax Liabilities:
Operating lease right-of-use assets	$(1,200)	$(1,356)
Total deferred tax liabilities	$(1,200)	$(1,356)
Net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. As a result of a history of taxable losses and uncertainties as to future profitability, the Company recorded a full valuation allowance against its deferred tax assets. The valuation allowance for the year ended December 31, 2023 was $82.4 million.
As of December 31, 2023, the Company has federal and state net operating loss (“NOL”) carryforwards of $157.3 million and $55.9 million, respectively. As of December 31, 2022, the Company had federal and state NOL carryforwards of $77.5 million and $46.4 million, respectively. While the federal NOLs can be carried forward indefinitely, California NOLs begin to expire in the year ending December 31, 2038. As of December 31, 2023, the Company had federal and California research and development credit carryforwards of $4.0 million and $3.1 million, respectively. As of December 31, 2022, the Company had federal and California research and development credit carryforwards of $3.7 million and $3.0 million, respectively. The federal research and development credit will begin to expire in the year ending December 31, 2039, and the California research and development credit has no expiration.
ASC Topic 740-10 requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any tax benefit can be recorded in the consolidated financial statements. It also provides guidance on the recognition, measurement, classification and interest and penalties related to uncertain tax positions. The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

(in thousands)	Gross unrecognized tax benefits
Balance as of December 31, 2022	$1,712
Increases related to prior tax positions	(29)
Increases related to current tax positions	96
Balance as of December 31, 2023	$1,779

The Company’s policy is to record estimated interest and penalties related to the underpayment of income taxes or unrecognized tax benefits as a component of its income tax provision. The Company has not recorded any interest or penalties related to unrecognized tax benefits through December 31, 2023.
In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. The tax return years 2018 through 2022 remain open to examination. The Company is not currently under audit by the taxing jurisdictions to which the Company is subject.
The Company performed IRC Section 382 study for year-ended December 31, 2021. In its study, the Company identified two changes to the ownership, resulting in the limitation of the net operating losses. The first change of ownership occurred on November 1, 2018 and the second change of ownership occurred on June 8, 2021. In its study of section 382, the Company identified that there were limitations to NOLs, however, none of the NOLs will expire utilized. An IRC Section 382 refresh study for year-ended December 31, 2023, has not been performed.